Other revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other revenues
Revenues from cards (a)	R$ 132,193	R$ 75,230	R$ 24,610
Foreign exchange revenues	24,667	17,318	5,976
Other operating income	21,226	8,406	9,200
Recovery of charges and expenses	6,021	3,321	3,977
Portability income	5,868	2,347	1,408
Evaluation fees		2,307	6,180
Receivable income from securities and credits	106	953	1,492
Total	R$ 190,082	109,882	R$ 52,843
Revenue from sales of investments (a)		R$ 109,216
Percentage sale of Inter Seguros investment to Wiz			40.00%